OTHER INCOME AND OTHER EXPENSES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Mar. 27, 2024
Other Income And Other Expenses
Number of shares issued	911,885	911,885	31,709,747
Number of shares issued by released parties	651,586	651,586
Proceeds from issuance of ordinary shares	$ 9,844,894	$ 9,844,894
Transaction costs	$ 1,148,922	$ 1,148,922